Exhibit 99.10

Monthly Investor Report: Verizon Master Trust - VZMT 2024-8

Collection Period	August 2025
Payment Date	09/22/2025
Transaction Month	10
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	11/22/27	11/20/2030	$816,010,000.00		4.62%			4.62%
Class A-1b	11/22/27	11/20/2030	$75,000,000.00	33	SOFR +0.42%	09/15/2025	4.38143%	4.80%
Class B	11/22/27	11/20/2030	$68,120,000.00		4.82%			4.82%
Class C	11/22/27	11/20/2030	$40,870,000.00		4.99%			4.99%

Total			$1,000,000,000.00

Series 2024-8 Allocation % x Group One Available Funds								$68,326,288.83
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption

Total Available Funds								$68,326,288.83

Beginning of Period Reserve Account Balance								$10,899,182.56
Required Reserve Amount								$10,899,182.56
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$10,899,182.56

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$73.58	$73.58	$0.00	$0.00		$68,326,215.25
Owner Trustee Fee			$0.00	$0.00	$0.00	$0.00		$68,326,215.25
Asset Representations Reviewer Fee			$40.57	$40.57	$0.00	$0.00		$68,326,174.68
Supplemental ARR Fee			$162.27	$162.27	$0.00	$0.00		$68,326,012.41
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$68,324,762.41
Servicing Fee			$770,120.05	$770,120.05	$0.00	$0.00		$67,554,642.36
Class A-1a Note Interest			$3,141,638.50	$3,141,638.50	$0.00	$0.00		$64,413,003.86
Class A-1b Note Interest			$330,098.31	$330,098.31	$0.00	$0.00		$64,082,905.55
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$64,082,905.55
Class B Note Interest			$273,615.33	$273,615.33	$0.00	$0.00		$63,809,290.22
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$63,809,290.22
Class C Note Interest			$169,951.08	$169,951.08	$0.00	$0.00		$63,639,339.14
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$63,639,339.14
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$63,639,339.14
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$63,639,339.14
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$63,639,339.14
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$63,639,339.14
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$63,639,339.14
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$63,639,339.14
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$63,639,339.14
Class R Interest			$63,639,339.14	$63,639,339.14	$0.00	$0.00		$0.00

Total			$68,326,288.83	$68,326,288.83	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a			$0.00	$0.00	$3,141,638.50	$0.00	$0.00	$3,141,638.50
Class A-1b			$0.00	$0.00	$330,098.31	$0.00	$0.00	$330,098.31
Class B			$0.00	$0.00	$273,615.33	$0.00	$0.00	$273,615.33
Class C			$0.00	$0.00	$169,951.08	$0.00	$0.00	$169,951.08

Total			$0.00	$0.00	$3,915,303.22	$0.00	$0.00	$3,915,303.22

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.85	$0.00	$3.85	$816,010,000.00	1.00	$816,010,000.00	1.00
Class A-1b	$1,000.00	$4.40	$0.00	$4.40	$75,000,000.00	1.00	$75,000,000.00	1.00
Class B	$1,000.00	$4.02	$0.00	$4.02	$68,120,000.00	1.00	$68,120,000.00	1.00
Class C	$1,000.00	$4.16	$0.00	$4.16	$40,870,000.00	1.00	$40,870,000.00	1.00

Total	$1,000.00	$3.92	$0.00	$3.92	$1,000,000,000.00	1.00	$1,000,000,000.00	1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$500,000,000.00			$500,000,000.00
Principal Funding Account balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.